Business description and basis of presentation	12 Months Ended
Dec. 31, 2021
Business description and basis of presentation
Business description and basis of presentation

(1) Business description and basis of presentation

Evotec SE (“Evotec” or the “Company”) is a drug discovery and development company, continuously driving innovative approaches to develop new pharmaceutical products through discovery alliances and development partnerships with leading pharma and biotechnology companies as well as academic institutions, patient advocacy groups and venture capital partners.

Evotec SE, located in Hamburg (Essener Bogen 7, Hamburg), is registered in the Commercial Registry of Hamburg with HRB 156381.

Evotec was founded on 8 December 1993 and is listed on Frankfurt Stock Exchange, Segment Prime Standard, under the trading symbol “EVT” as well as on NASDAQ, New York, USA since 8 November 2021 under the trading symbol “EVO”.

Evotec SE, being the ultimate parent entity, presents its consolidated financial statements in its functional currency of Euro. All amounts in the notes are shown in thousands of Euro (k€), unless indicated otherwise. The consolidated financial statements of Evotec were prepared under the going concern premises.

The Executive Board prepared the consolidated financial statements for fiscal year 2021 on 30 March 2022 and subsequently submitted them to the Supervisory Board for review and approval at its meeting on 6 April 2022. With reference to Section 264 (3) of the German Commercial Code, the subsidiary Evotec International GmbH does not prepare a management report (Section 289 of the German Commercial Code).